ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES.
Payroll and social security payable	$ 82,494	$ 42,805
Bonus payable	18,603	109,829
Other payables and accrued liabilities	872	160,452
Total Accounts Payable and Accrued Liabilities	$ 101,969	$ 313,086